RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

During the year ended December 31, 2025, the Company’s related parties include its subsidiaries, key management personnel and companies having common directors and officers.

All transactions with related parties have occurred in the normal course of operations and are measured at the amount of consideration paid or received. A summary of the Company’s related party transactions with corporations having similar directors and officers is as follows:

	Year ended December 31
	2025	2024
PJH Consulting, LLC (1)	$84,093	$—
EarthLabs Inc. (2)	—	18,000
Notz Capital Corp. (3)	46,921	177,310
(1)	Amounts incurred for administrative services provided by a close family member of Paul Huet, Chair of the Board of directors. PJH Consulting, LLC is a related entity of Paul Huet, Chair of the Board of Directors. These charges were included in general and administrative expenses.
(2)	EarthLabs Inc. is a related entity having the following common former director and officer to the Company: Denis Laviolette, Former Director and President. These costs were charged to exploration and evaluation expenses.
(3)	Notz Capital Corp. is a related entity of a director. These charges were charged to general and administrative expenses.

There are no ongoing contractual commitments resulting from these transactions with related parties.

17.	RELATED PARTY TRANSACTIONS (continued)

Key management personnel compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive directors and members of executive management.

The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2025 and 2024 were as follows:

Year ended December 31, 2025

	Salaries and		Share-based
	Consulting		Compensation	Bonus	Total
Keith Boyle, Chief Executive Officer	$425,806		$763,501	$—	$1,189,307
Collin Kettell, Former Executive Chairman and Chief Executive Officer	38,400		—	1,031,760	1,070,160
Melissa Render, President	360,000	(1)	392,015	—	752,015
Hashim Ahmed, Chief Financial Officer	106,795		86,273	—	193,068
Robert Assabgui, Chief Operating Officer	94,792		2,704	—	97,496
Greg Matheson, Former Chief Operating Officer	471,200	(2)	—	—	471,200
Ron Hampton, Former Chief Development Officer	562,529	(1)(3)	—	—	562,529
Michael Kanevsky, Former Chief Financial Officer	262,440	(4)	—	—	262,440
Vijay Mehta, Former Director	51,000		357,057	—	408,057
Chad Williams, Director	75,000		308,404	—	383,404
William Hayden, Director	84,000		457,216	—	541,216
Tamara Brown, Director	30,900		178,999	—	209,899
Dr. Andrew Furey, Director	36,000		169,162	—	205,162
Paul Huet, Director	168,186		3,470,771	—	3,638,957
Allen Palmiere, Director	15,000		74,577	—	89,577
	$2,782,048		$6,260,679	$1,031,760	$10,074,487
(1)	Salary recorded in exploration and evaluation expenses in the consolidated statement of loss and comprehensive loss.
(2)	Includes termination benefits of $424,080 in accordance with the terms of their management agreement.
(3)	Includes termination benefits of $505,440 in accordance with the terms of their management agreement.
(4)	Includes termination benefits of $174,960 in accordance with the terms of their management agreement.

17.	RELATED PARTY TRANSACTIONS (continued)

Key management personnel compensation (continued)

Year ended December 31, 2024

	Salaries and		Share-based
	Consulting		Compensation	Bonus		Total
Colin Kettel, Executive Chairman and Chief Executive Officer	$388,800		$—	$129,600		$518,400
Melissa Render, President	15,000	(1)	—	—		15,000
Denis Laviolette, Former President	261,917		—	90,720		352,637
Michael Kanevsky, Chief Financial Officer	116,640		—	38,880		155,520
Greg Matheson, Chief Operating Officer	270,220		—	84,240		354,460
Ronald Hampton, Chief Development Officer	336,960	(1)	96,083	112,320	(1)	545,363
Non-Executive Directors	83,440		—	—		83,440
Former Non-Executive Directors	138,580		—	—		138,580
	$1,611,557		$96,083	$455,760		$2,163,400
(1)	Salary and bonus recorded in exploration and evaluation expenses in the consolidated statement of loss and comprehensive loss.

During the year ended December 31, 2025, $922,529 (2024 - $449,280) of management compensation was recorded in exploration and evaluation expenses in the consolidated statements of loss and comprehensive loss.

At December 31, 2025, there was $3,989 (2024 - $56,040) payable to management and directors for accrued salaries and expense reimbursements of travel expenditures included in accounts payable and accrued liabilities. The amounts are unsecured, non-interest bearing and without fixed terms of repayment.